Share-Based Compensation (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Restricted Stock [Member]
Share-based compensation, vesting period	1 year	1 year
Share-based compensation, expiration term	10 years	10 years
Unrecognized compensation and non-vested	$ 280,000	$ 291,000
Stock Options [Member]
Share-based compensation, vesting period	1 year	1 year
Share-based compensation, expiration term	10 years	10 years
Weighted average granted date fair value stock options granted	$ 1.35
Fair value of option vested	$ 280,000
Unrecognized compensation and non-vested	$ 142,000	$ 413,000